Parent Company Information - Summary of Condensed Statements Of Financial Position (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Jan. 01, 2022 KRW (₩) [1]	Dec. 31, 2021 KRW (₩)	[3]	Dec. 31, 2020 KRW (₩)
Assets
Cash and due from financial institutions	₩ 29,836,311		$ 23,111,545	₩ 32,474,750	[1]		₩ 31,677,868
Financial assets at fair value through profit or loss	77,038,267		59,674,715	70,092,497	[1]		71,656,497
Investments In Subsidiaries Of Parent Company [Abstract]
Other assets	20,986,897		16,256,688	14,815,439	[1]		14,174,195
Total assets	715,738,152	[2]	554,418,888	688,664,826	[1],[2]		655,714,947
Liabilities and shareholders' equity
Debentures	69,176,668		53,585,032	68,698,203	[1]		67,430,188
Other liabilities	40,264,935		31,189,675	28,850,033	[1]		31,155,093
Shareholders' equity	58,873,310		45,603,934	54,107,801	[1]	$ 41,912,516	49,366,039	₩ 48,293,920		₩ 43,402,357
Total liabilities and equity	715,738,152		$ 554,418,888	688,664,826	[1]		₩ 655,714,947
Parent Company
Assets
Cash and due from financial institutions	256,337			351,056
Financial assets at fair value through profit or loss	1,376,423			1,522,314
Loans at amortized cost	608,286			522,326
Investments In Subsidiaries Of Parent Company [Abstract]
Banking subsidiaries	14,821,721			14,821,721
Nonbanking subsidiaries	11,896,096			11,919,717
Other assets	570,035			1,316,693
Total assets	29,528,898			30,453,827
Liabilities and shareholders' equity
Debentures	3,871,820			4,956,949
Other liabilities	615,003			1,265,062
Shareholders' equity	25,042,075			24,231,816
Total liabilities and equity	₩ 29,528,898			₩ 30,453,827

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.
[3]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.